INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Acquisition gain of Calvert	$ (444)	$ 0	$ 0
Taxable reversals of (tax deductible) write-downs on shares and receivables	0	0	(647)
Non-deductible loss on disposal of Kazakhstan operations	0	0	(573)
Juros sobre o Capital Próprio	(1)	(4)	(117)
Other permanent items	(42)	(27)	90
Permanent items	$ (487)	$ (31)	$ (101)